Lease liabilities	12 Months Ended
Oct. 31, 2022
Disclosure Of Leases [Abstract]
Lease liabilities	Lease liabilities

For the year ended October 31,			2022
	Premises	Equipment	Total
Lease liabilities
Balance, beginning of the year	$29.2	$0.2	$29.4
Additions	28.4	0.4	28.8
Lease repayments	(6.8)	(0.1)	(6.9)
Lease interest	2.2	—	2.2
Termination	(0.2)	—	(0.2)
Foreign exchange gains (losses)	(1.5)	—	(1.5)
Balance, end of the year	$51.3	$0.5	$51.8
Non-current portion of lease liabilities	$46.2	$0.4	$46.6
Current lease liabilities	$5.1	$0.1	$5.2

For the year ended October 31,			2021
	Premises	Equipment	Total
Lease liabilities
Balance, beginning of the year	$3.5	$0.1	$3.6
Additions	25.9	0.4	26.3
Modifications	0.3	(0.2)	0.1
Lease repayments	(1.3)	(0.1)	(1.4)
Lease interest	0.4	—	0.4
Foreign exchange gains (losses) and other	0.4	—	0.4
Balance, end of the year	$29.2	$0.2	$29.4
Non-current portion of lease liabilities	$26.4	$0.1	$26.5
Current lease liabilities	$2.8	$0.1	$2.9
In the twelve months ended October 31, 2022, the Company recognized interest expense of $2.2 million related to lease liabilities (2021: $0.4 million, 2020: $0.2 million).
The Company’s lease obligations include leases for plant operations, storage facilities, and office space for employees.

The following table summarizes the Company's undiscounted lease obligations:

Maturity analysis (undiscounted)
As at October 31, 2022	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Premises	$7.9	$7.2	$6.9	$6.7	$6.1	$41.3	$76.1
Equipment	0.1	0.1	0.1	0.1	0.1	—	0.5
Total	$8.0	$7.3	$7.0	$6.8	$6.2	$41.3	$76.6

Maturity analysis (undiscounted)
As at October 31, 2021	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Premises	$4.5	$4.6	$3.7	$3.3	$3.3	$16.3	$35.7
Equipment	0.1	0.1	—	—	—	—	0.2
Total	$4.6	$4.7	$3.7	$3.3	$3.3	$16.3	$35.9